TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION [Abstract]
Income Tax Expense
Income tax expense comprises:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Current income tax	7,949	56,296	117,649
Deferred tax	(19,797)	(4,333)	(27,451)
Withholding tax expense	15,936	33,901	51,442
	4,088	85,864	141,640

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Loss before income tax and share of results of equity investees	(953,880)	(1,368,619)	(1,483,238)

Tax expense computed at tax rate of 17%	(162,160)	(232,665)	(252,150)
Changes in valuation allowance	197,257	265,776	403,329
Non-deductible expenses	1,797	4,207	9,554
Effect of concessionary tax rate and tax reliefs	(6,139)	(42,404)	(82,951)
Withholding tax expense	15,936	33,901	51,442
Foreign earnings at different tax rates	(38,099)	60,721	15,103
Others	(4,504)	(3,672)	(2,687)
	4,088	85,864	141,640

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	December 31,
	2019 $	2020 $
Deferred tax assets:
Property and equipment	4,380	2,904
Advances from customers	507	401
Deferred revenue	93,956	141,356
Unutilized tax losses and unused capital allowances	586,944	960,998
Provision and accrued expenses	12,955	21,170
Others	3,967	9,082
Valuation allowance	(619,272)	(1,016,676)
Total deferred tax assets	83,437	119,235

Deferred tax liabilities:
Property and equipment	(1,002)	(2,001)
Intangible assets	(2,577)	(433)
Deferred channel costs	(9,448)	(13,750)
Others	(1,045)	(4,673)
Total deferred tax liabilities	(14,072)	(20,857)
Net deferred tax assets	69,365	98,378